Delaware
Investments(R)
A member of Lincoln Financial Group

2005 Market Street
Philadelphia, PA 19103-7094

1933 Act Rule 497(j)
File No. 2-57791
1940 Act File No. 811-2715

July 6, 2005

Filed via EDGAR (CIK #0000201670)
______________________________

Securities and Exchange Commission
Document Control
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:   File No. 2-57791
         DELAWARE GROUP STATE TAX-FREE INCOME TRUST
         DELAWARE TAX-FREE PENNSYLVANIA FUND
         _______________________________________________

Ladies and Gentlemen:

In accordance with the provisions of Rule 497(j), under the Securities Act of 1933, this is to certify that the forms of Prospectus and the Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 51, the most recent Post-Effective Amendment of Delaware Group State Tax-Free Income Trust. Post-Effective Amendment No. 51 was filed electronically with the Commission on June 29, 2005 under paragraph (b) of Rule 485 under the Securities Act of 1933.

Very truly yours,

Cori Daggett

____________________________
Cori Daggett
Senior Counsel